Provisions - Summary of Economic Assumptions- Retroactive Unemployment Plan (Detail) - Retroactive unemployment plan [member]	Dec. 31, 2021	Dec. 31, 2020
Provisions [line items]
Discount rate	5.75%	4.25%
Expected rate of salary increases	7.70%	4.50%
Inflation rate	5.20%	3.00%